Segment Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of Operating Segments | segment					2
Results of operations by reportable segment
Net sales	$ 2,145,169	$ 3,464,695	$ 8,678,424	$ 6,630,180	$ 9,559,469	$ 15,577,166
Cost of goods sold	319,158	981,903	1,355,838	2,305,169	4,046,466	7,427,111
Selling, general and administrative expenses	3,413,223	3,121,023	11,411,113	11,997,185	15,674,968	19,727,223
Research and development expenses	280,576	36,828	799,803	307,796	459,636
Depreciation and amortization expense	1,728,829	1,661,362	5,186,486	4,984,084	6,660,438	5,291,107
Change in fair value of derivative liability	(1,970,000)		(9,640,000)		1,680,000
Impairment loss						2,443,930
Interest expense	67,936	970,085	356,873	2,233,794	3,050,879	13,844,961
Income tax expense	(2,345)	6,143	(9,045)	49,895	1,426,993	645,866
Net income (loss)	(1,696,898)	(3,300,363)	$ (800,734)	(15,147,953)	$ (20,585,925)	(32,511,300)
Operating segments
Segment Reporting Information [Line Items]
Number of Operating Segments | segment			2		2
Corporate
Results of operations by reportable segment
Selling, general and administrative expenses	1,371,615	716,493	$ 4,411,086	3,558,424	$ 4,865,804	3,118,633
Change in fair value of derivative liability	(1,970,000)		(9,640,000)
Interest expense	67,936	970,085	356,873	2,233,794	3,050,879	13,844,961
Net income (loss)	530,449	(1,686,578)	4,872,041	(5,792,218)	(7,916,683)	(16,963,594)
Prescription Medication Sales
Results of operations by reportable segment
Net sales	1,377,291	2,590,151	6,227,753	4,128,694	6,357,498	11,110,660
Cost of goods sold	45,254	749,575	607,582	1,527,169	3,083,417	6,057,977
Selling, general and administrative expenses	1,318,610	1,837,864	4,985,603	6,658,231	8,784,716	13,873,200
Research and development expenses	280,576	36,828	799,803	307,796	459,636
Depreciation and amortization expense	1,398,270	1,353,591	4,194,809	4,060,772	5,424,292	4,145,833
Change in fair value of derivative liability					1,680,000
Impairment loss						2,443,930
Net income (loss)	(1,665,419)	(1,387,707)	(4,360,044)	(8,425,274)	(13,074,563)	(15,410,280)
Medical Device Sales
Results of operations by reportable segment
Net sales	767,878	874,544	2,450,671	2,501,486	3,201,971	4,466,506
Cost of goods sold	273,904	232,328	748,256	778,000	963,049	1,369,134
Selling, general and administrative expenses	722,998	566,666	2,014,424	1,780,530	2,024,448	2,735,390
Depreciation and amortization expense	330,559	307,771	991,677	923,312	1,236,146	1,145,274
Income tax expense	(2,345)	6,143	(9,045)	49,895	1,426,993	645,866
Net income (loss)	$ (561,928)	$ (226,078)	$ (1,312,731)	$ (930,461)	$ 405,321	$ (137,426)